Related Party Disclosures - Additional Information (Details) $ in Millions			12 Months Ended
	May 30, 2025 shares	Oct. 10, 2023 shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 EUR (€)	Oct. 13, 2023 shares
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year			€ 300,000	€ 300,000
Right of use Assets			€ 179,762,000	171,334,000
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares issued | shares							10,752,688
Shares repurchased of ordinary shares | shares	3,927,344	5,648,465	3,927,344
Shares repurchased amount of ordinary shares			€ 176,400,000
Restricted share units [member]
Disclosure of transactions between related parties [line items]
Expenses recognized during period			300,000	300,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments			500,000	500,000		€ 500,000
Lease liability			900,000	1,300,000
Right of use Assets			800,000	1,200,000
Related party transactions income			100,000	0		0
Outstanding receivables			9,800,000	9,800,000
Outstanding payables			1,800,000	1,800,000
Management Investment Plan
Disclosure of transactions between related parties [line items]
Paid personal income taxes for the fully vested program				11,400,000	$ 12.6
Other related parties [member]
Disclosure of transactions between related parties [line items]
Director compensation			500,000	500,000
Consulting fees and cost reimbursements			200,000	300,000		400,000
Sales			700,000	700,000		2,300,000
Marketing expenses			100,000	100,000		€ 200,000
Lease liability			800,000	200,000
Right of use Assets			700,000	200,000
TRA liability			€ 356,760,000	€ 359,890,000